UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22043

Invesco Dynamic Credit Opportunities Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800

Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris

1555 Peachtree Street, N.E., Suite 1800

Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 8/31/21

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not Applicable.

Semiannual Report to Shareholders	August 31, 2021

Invesco Dynamic Credit Opportunities Fund

NYSE: VTA

2	Managed Distribution Plan Disclosure
3	Fund Performance
3	Share Repurchase Program Notice
4	Dividend Reinvestment Plan
5	Consolidated Schedule of Investments
23	Consolidated Financial Statements
27	Consolidated Financial Highlights
28	Notes to Consolidated Financial Statements
36	Approval of Investment Advisory and Sub-Advisory Contracts
38	Distribution Notice
40	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Managed Distribution Plan Disclosure

The Board of Trustees (the “Board”) of Invesco Dynamic Credit Opportunities Fund (the “Fund”) approved a Managed Distribution Plan (the “Plan”) whereby the Fund will pay its monthly dividend to common shareholders at a stated fixed monthly distribution amount of $0.075 per share. The effective date of the Plan is October 1, 2020.

The Plan is intended to provide shareholders with a consistent, but not guaranteed, periodic cash payment from the Fund, regardless of when or whether income is earned or capital gains are realized. If sufficient investment income is not available for a monthly distribution, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution level under the Plan. A return of capital may occur, for example, when some or all of the money that shareholders invested in the Fund is paid back to them. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” No conclusions should be drawn about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Plan. The Plan will be subject to periodic review by the Board, and the Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Fund’s shareholders. The amendment or termination of the Plan could have an adverse effect on the market price of the Fund’s common shares.

The Fund will provide its shareholders of record on each distribution record date with a Section 19 Notice disclosing the sources of its dividend payment when a distribution includes anything other than net investment income. The amounts and sources of distributions reported in Section 19 Notices are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during its full fiscal year and may be subject to changes based on tax regulations. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell them how to report these distributions for federal income tax purposes. Please refer to “Distributions” under Note 1 of the Notes to Financial Statements for information regarding the tax character of the Fund’s distributions.

2	Invesco Dynamic Credit Opportunities Fund

Fund Performance

Performance summary
Cumulative total returns, 2/28/21 to 8/31/21
Fund at NAV	7.82%
Fund at Market Value	10.53
Credit Suisse Leveraged Loan Index▼	1.99
Market Price Discount to NAV as of 8/31/21	-5.95
Source(s): ▼Bloomberg LP

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Fund expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Fund is a closed-end management investment company, shares of the Fund may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Fund cannot predict whether shares will trade at, above or below NAV. The Fund should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

    The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US-dollar-denominated, noninvestment-grade loans.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2021, the Board of Trustees of the Fund approved a share repurchase program that allows the Fund to repurchase up to 25% of the 20-day average trading volume of	the Fund’s common shares when the Fund is trading at a 10% or greater discount to its net asset value. The Fund will repurchase shares	pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3	Invesco Dynamic Credit Opportunities Fund

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Fund (the Fund). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Fund, allowing you to potentially increase your investment over time. All shareholders in the Fund are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎ Add to your account:

    You may increase your shares in your Fund easily and automatically with the Plan.

∎  Low transaction costs:

    Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Fund is trading at a premium to its net asset value (NAV). In addition , transaction costs are low because when new shares are issued by the Fund, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎  Convenience:

    You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎  Safekeeping:

    The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” - in the name of your brokerage firm, bank, or other financial institution - you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40 233-5000. If you are writing to us, please include the Fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

    the market price, whichever is greater. When the Fund trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2. Discount: If the Fund is trading at a discount- a market price that is lower than its NAV - you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Fund. If the Fund is trading at or above its NAV, your new shares are issued directly by the Fund and there are no brokerage charges or fees. However, if the Fund is trading at a discount , the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/ closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Fund name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

2. If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3. You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Fund and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Fund. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Fund is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Fund is trading above or below NAV, the price is determined by one of two ways:

1. Premium: If the Fund is trading at a premium - a market price that is higher than its NAV - you’ll pay either the NAV or 95 percent of

1. If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

4	Invesco Dynamic Credit Opportunities Fund

Consolidated Schedule of Investments

August 31, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–109.43%(b)(c)(d)
Aerospace & Defense–4.78%
Aernnova Aerospace S.A.U. (Spain)
Delayed Draw Term Loan (3 mo. EURIBOR + 3.00%)	3.00%	01/31/2027	EUR 183	$ 207,063
Term Loan B-1 (3 mo. EURIBOR + 3.00%)	3.00%	01/31/2027	EUR 726	820,124
Boeing Co., Revolver Loan(e)(f)	0.00%	10/30/2022	$ 17,326	17,179,167
CEP IV Investment 16 S.a.r.l. (ADB Safegate) (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	10/03/2024	EUR 2,624	2,975,185
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.65%	04/08/2026	3,426	3,345,176
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.65%	04/08/2026	1,840	1,796,965
IAP Worldwide Services, Inc.
Revolver Loan (Acquired 07/22/2014; Cost $1,444,403)(e)(f)(g)	0.00%	07/18/2023	1,445	1,444,403
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%) (Acquired 07/22/2014-08/18/2014; Cost $1,552,262)(e)(g)	8.00%	07/18/2023	1,586	1,585,566
KKR Apple Bidco LLC, Second Lien Term Loan(h)	–	07/15/2029	163	165,693
NAC Aviation 8 Ltd. (Ireland), Junior Loan Series 3(e)	6.58%	12/31/2021	3,246	2,534,787
PAE Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/13/2027	1,260	1,261,039
Peraton Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	02/01/2028	11	11,361
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	02/26/2029	2,044	2,064,189
Spirit AeroSystems, Inc., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	01/15/2025	1,819	1,837,543
TransDigm, Inc., Term Loan E (1 mo. USD LIBOR + 2.25%)	2.33%	05/30/2025	111	109,464
Vectra Co., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	3.33%	03/08/2025	197	194,418
				37,532,143

Air Transport–3.92%
AAdvantage Loyalty IP Ltd., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	03/15/2028	2,862	2,950,694
American Airlines, Inc., Term Loan (3 mo. USD LIBOR + 1.75%)	1.84%	06/27/2025	772	726,135
eTraveli Group (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.50%)	4.50%	08/02/2024	EUR 4,414	5,113,115
PrimeFlight Aviation Services, Inc.
Delayed Draw Term Loan(e)	7.25%	05/09/2024	3,211	3,165,955
Incremental Delayed Draw Term Loan(e)	7.25%	05/09/2024	9,458	9,325,865
Term Loan(e)	7.25%	05/09/2024	9,633	9,497,864
				30,779,628

Automotive–6.42%
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	03/31/2028	2,612	2,621,536
BCA Marketplace (United Kingdom)
Second Lien Term Loan B(h)	–	06/30/2029	GBP 2,875	4,018,877
Term Loan B(h)	–	06/30/2028	GBP 1,054	1,450,261
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/28/2027	2,751	2,763,671
Mavis Tire Express Services TopCo L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/01/2028	4,466	4,473,112
Muth Mirror Systems LLC
Revolver Loan(e)(f)	0.00%	04/23/2025	1,677	1,588,308
Term Loan(e)	6.25%	04/23/2025	19,523	18,487,906
Superior Industries International, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	4.08%	05/22/2024	1,448	1,449,722
ThermaSys Corp., Term Loan(e)	7.00%	10/02/2023	0	86
Transtar Industries, Inc.
Delayed Draw Term Loan (Acquired 01/22/2021; Cost $1,195,207)(e)(f)(g)	0.00%	01/22/2027	1,218	1,201,822
Term Loan A(e)	8.00%	01/22/2027	8,826	8,712,354
Truck Hero, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	01/20/2028	779	776,664
Winter Park Intermediate, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	11/30/2028	2,864	2,869,358
				50,413,677

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5	Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Beverage & Tobacco–0.27%
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	03/20/2024	$ 517	$ 494,128
Waterlogic Holdings Ltd. (United Kingdom)
Term Loan B(h)	–	08/04/2028	EUR 249	294,299
Term Loan B(h)	–	08/04/2028	1,314	1,314,545
				2,102,972

Building & Development–1.23%
CRH Europe Distribution (Netherlands)
Term Loan A (3 mo. EURIBOR + 4.50%)(e)	4.50%	11/29/2025	EUR 773	913,449
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/30/2026	EUR 1,815	2,151,529
Mayfair Mall LLC, Term Loan(h)	–	04/20/2023	1,258	1,108,520
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)(e)	5.00%	07/24/2024	1,977	1,979,087
Xella (Luxembourg), Term Loan B-4(h)	–	03/30/2028	EUR 2,979	3,522,096
				9,674,681

Business Equipment & Services–13.17%
Aegion Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	03/31/2028	924	933,280
Atlas CC Acquisition Corp.
Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	05/01/2028	1,125	1,130,393
Term Loan C (1 mo. USD LIBOR + 4.25%)	5.00%	05/01/2028	229	229,910
AutoScout24 (Speedster Bidco GmbH) (Germany), Second Lien Term Loan (3 mo. EURIBOR + 6.00%)	6.00%	03/31/2028	EUR 3,053	3,651,274
Blackhawk Network Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	7.13%	06/15/2026	384	383,257
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)(e)	5.00%	05/22/2024	719	722,043
Camelot Finance L.P., Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	4.00%	10/30/2026	70	70,207
Checkout Holding Corp.
First Lien Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 02/15/2019-11/12/2020; Cost $440,146)(g)	8.50%	02/15/2023	469	448,788
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate (Acquired 02/15/2019-08/31/2021; Cost $668,280)(g)(i)	9.50%	08/15/2023	670	371,724
Cimpress USA, Inc., Term Loan B(h)	–	04/30/2028	70	70,155
Ciox, Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	12/16/2025	1,772	1,777,438
Constant Contact
Delayed Draw Term Loan(f)	0.00%	02/10/2028	762	759,216
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(e)	8.25%	02/15/2029	1,513	1,498,319
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	02/10/2028	2,835	2,825,970
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	7.34%	08/08/2026	86	85,703
CV Intermediate Holdco Corp.
Delayed Draw Term Loan(e)	2.70%	03/31/2026	4,376	4,341,441
Delayed Draw Term Loan(e)(f)	0.00%	03/31/2026	2,776	2,753,827
Revolver Loan(e)	6.75%	03/31/2026	694	688,457
Revolver Loan(e)(f)	0.00%	03/31/2026	568	563,283
Term Loan B(e)	6.75%	03/31/2026	8,495	8,428,121
Dakota Holding Corp., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	04/07/2028	1,249	1,283,566
Ensono L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/19/2028	26	26,203
Garda World Security Corp. (Canada), Term Loan (1 mo. USD LIBOR + 4.25%)	4.34%	10/30/2026	286	285,555
Holding Socotec (France), Term Loan B(h)	–	05/07/2028	715	715,313
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)	4.82%	06/23/2024	GBP 7,860	10,590,262
ION Trading Technologies S.a.r.l. (Luxembourg) Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	03/31/2028	EUR 310	367,460
Term Loan B (1 mo. USD LIBOR + 4.75%)	4.92%	03/31/2028	1,769	1,772,694
Karman Buyer Corp., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	10/31/2027	2,260	2,278,685
Monitronics International, Inc. First Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024	7,982	7,758,494
Term Loan (1 mo. USD LIBOR + 5.00%)	6.50%	08/30/2024	5,859	5,901,879
My Alarm Center LLC, Revolver Loan(e)(f)	0.00%	05/25/2024	1,079	1,084,264
NAS, LLC
Revolver Loan(e)(f)	0.00%	06/01/2024	920	924,113
Term Loan(e)	7.50%	06/03/2024	9,033	9,078,597
NielsenIQ, Inc., Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	03/06/2028	EUR 2,428	2,880,663

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6	Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Business Equipment & Services–(continued)
OCM System One Buyer CTB LLC, Term Loan B(e)	5.25%	03/02/2028	$ 1,338	$ 1,341,297
Protect America
Revolver Loan(e)(f)	0.00%	09/01/2024	392	361,044
Revolver Loan (1 mo. USD LIBOR + 3.00%)(e)	3.15%	09/01/2024	3,799	3,495,060
Solera
Term Loan B(h)	–	06/05/2028	EUR 3,564	4,222,535
Term Loan B	5.30%	06/05/2028	GBP 1,397	1,930,087
Spin Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/04/2028	4,807	4,818,254
Tempo Acquisition LLC, Incremental Term Loan(h)	–	10/31/2026	583	583,453
Thermostat Purchaser III, Inc.
Delayed Draw Term Loan(e)(f)	0.00%	08/30/2028	197	197,437
Term Loan B(e)(h)	–	08/30/2028	842	844,302
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 5.75%)(e)	5.88%	03/20/2027	954	958,779
Ventia Deco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	05/21/2026	2,471	2,481,203
Verra Mobility Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.40%	03/19/2028	47	46,580
Virtusa Corp., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.75%	02/11/2027	1,092	1,097,852
WebHelp (France), Term Loan B(h)	–	07/30/2028	1,125	1,123,936
West Corp., Term Loan B (3 mo. USD LIBOR + 4.00%)	5.00%	10/10/2024	1,095	1,060,714
WowMidco S.A.S. (France), Term Loan B (3 mo. GBP LIBOR + 4.00%)	4.07%	08/08/2026	GBP 1,531	2,103,777
				103,346,864

Cable & Satellite Television–0.16%
CSC Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.25%)	2.35%	07/17/2025	3	3,031
Numericable-SFR S.A. (France), Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	3.81%	01/31/2026	529	525,597
ORBCOMM, Inc., Term Loan B(h)	–	06/26/2028	686	687,093
				1,215,721

Chemicals & Plastics–5.48%
AI PLEX AcquiCo GmbH (Germany), Term Loan (h)	–	07/31/2026	EUR 1,702	2,020,247
Aruba Investments, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	11/24/2027	488	490,150
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	11/24/2028	1,459	1,474,006
Ascend Performance Materials Operations LLC, Term Loan (1 mo. USD LIBOR + 4.75%)	5.50%	08/27/2026	4,606	4,676,460
BASF Construction Chemicals (Germany), Term Loan B (1 mo. USD LIBOR + 3.50%)	3.90%	09/30/2027	646	646,872
BCPE Max Dutch Bidco B.V. (Netherlands)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/31/2025	EUR 1,328	1,566,908
Term Loan B(h)	–	10/31/2025	EUR 832	981,407
Charter NEX US, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027	1,661	1,664,176
Colouroz Investment LLC (Germany)
First Lien Term Loan B-4 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR 109	128,362
First Lien Term Loan B-5 (3 mo. EURIBOR + 4.25%)	0.75%	09/21/2023	EUR 372	437,797
First Lien Term Loan B-7 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR 116	136,414
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate(i)	0.75%	09/21/2023	3,589	3,541,340
PIK First Lien Term Loan B-6, 0.75% PIK Rate, 5.00% Cash Rate(i)	0.75%	09/21/2023	EUR 47	55,790
PIK First Lien Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate(i)	0.75%	09/21/2023	565	557,103
PIK First Lien Term Loan, 0.75% PIK Rate, 5.00% Cash Rate(i)	0.75%	09/21/2023	EUR 4,644	5,469,868
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 5.25% Cash Rate(i)	5.75%	09/05/2022	29	26,013
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	0.75%	09/21/2023	EUR 2	2,044
Eastman Tire Additives, Term Loan B(e)(h)	–	08/12/2028	1,293	1,279,657
Fusion, Term Loan(e)	7.50%	04/30/2026	1,187	1,216,246
ICP Group Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/14/2028	1,696	1,695,604
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	01/14/2029	304	307,416
Invictus US NewCo LLC, Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	6.83%	03/30/2026	1,137	1,136,947
Kersia International S.A.S. (Belgium), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	11/30/2027	EUR 1,196	1,419,467
KPEX Holdings, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	8.00%	01/31/2026	230	211,700
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	01/31/2025	249	240,409

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7	Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Chemicals & Plastics–(continued)
Lonza Solutions (Switzerland)
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	04/28/2028	$772	$ 773,616
Term Loan B(h)	–	07/03/2028	EUR 3,006	3,559,870
Perstorp Holding AB (Sweden)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/27/2026	EUR 1,915	2,262,532
Term Loan B (3 mo. USD LIBOR + 4.75%)	4.95%	02/27/2026	670	660,294
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	12/14/2027	775	776,979
PQ Performance Chemicals, Term Loan B(h)	–	04/30/2028	502	502,731
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	11/03/2025	1,343	1,345,076
W.R. Grace & Co., Term Loan B(h)	–	08/11/2028	1,727	1,732,321
				42,995,822

Clothing & Textiles–0.65%
Gloves Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	01/20/2028	1,353	1,352,362
International Textile Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 5.00%)	5.14%	05/01/2024	346	335,092
Kontoor Brands, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)(e)	4.34%	05/17/2026	372	372,809
Mascot Bidco OYJ (Finland), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	03/30/2026	EUR 2,549	3,019,736
				5,079,999

Conglomerates–0.35%
Safe Fleet Holdings LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	02/03/2025	2,010	1,993,455
First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.75%)(e)	4.75%	02/03/2025	429	427,157
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	7.75%	02/02/2026	297	292,490
				2,713,102

Containers & Glass Products–5.42%
Brook & Whittle Holding Corp., Term Loan (e)	6.75%	10/17/2024	9,620	9,716,388
Duran Group (Germany)
Term Loan B-2 (3 mo. USD LIBOR + 4.00%)(e)	4.75%	03/29/2024	3,423	3,406,122
Term Loan B-3 (3 mo. EURIBOR + 4.00%)	4.00%	12/20/2024	EUR 5,934	6,936,047
Fort Dearborn Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/19/2023	785	787,299
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.50%	10/21/2024	231	231,312
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.00%	11/21/2023	3,756	3,618,763
Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR 6,362	7,532,881
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR 3,483	4,123,715
Klockner Pentaplast of America, Inc.
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.25%	02/12/2026	416	415,794
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	03/01/2026	EUR 2,070	2,446,492
Libbey Glass, Inc., PIK Term Loan, 6.00% PIK Rate, 5.00% Cash Rate (Acquired 11/13/2020-08/12/2021; Cost $1,161,443)(g)(i)	6.00%	11/12/2025	1,268	1,322,818
Logoplaste (Portugal), Term Loan B(h)	–	04/21/2028	580	579,906
Pretium PKG Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/14/2027	740	740,673
Trident TPI Holdings, Inc.
Delayed Draw Term Loan(f)	0.00%	07/29/2028	81	80,570
Term Loan B(h)	–	07/29/2028	567	568,017
				42,506,797

Cosmetics & Toiletries–0.76%
Anastasia Parent LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	3.90%	08/11/2025	557	463,753
Domtar Personal Care, Term Loan B (1 mo. USD LIBOR + 4.25%) (Acquired 02/19/2021; Cost $1,566,903)(g)	5.00%	02/18/2028	1,571	1,576,846
IRIS Bidco GmbH (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	05/25/2028	EUR 2,600	3,079,456
KDC/One (Canada), Term Loan (3 mo. EURIBOR + 5.00%)	5.00%	12/22/2025	EUR 696	826,391
				5,946,446

Drugs–0.44%
Endo LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	03/10/2028	3,522	3,430,637

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8	Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Drugs–(continued)
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.08%	11/15/2027	$ 5	$ 5,065
				3,435,702

Ecological Services & Equipment–3.56%
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	05/11/2025	1,048	1,044,750
Groundworks LLC
Delayed Draw Term Loan(e)	2.50%	01/17/2026	2,204	2,171,620
Delayed Draw Term Loan(e)	5.75%	01/17/2026	5,826	5,739,123
Delayed Draw Term Loan(e)(f)	0.00%	01/17/2026	2,211	2,178,154
First Lien Incremental Term Loan(e)	5.75%	01/17/2026	13,227	13,029,425
Revolver Loan(e)(f)	0.00%	01/17/2026	520	511,944
Patriot Container Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	03/20/2025	1,581	1,572,916
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	8.75%	03/20/2026	166	155,215
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(e)	9.25%	11/02/2028	1,509	1,546,950
				27,950,097

Electronics & Electrical–10.11%
Barracuda Networks, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/30/2028	200	203,089
Boxer Parent Co., Inc., Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/02/2025	EUR 1,196	1,418,049
Brave Parent Holdings, Inc., First Lien Term Loan(h)	–	04/18/2025	70	70,097
CDK Int (Concorde Lux) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/19/2028	EUR 968	1,147,752
Civica (United Kingdom), Term Loan B-1 (3 mo. GBP LIBOR + 4.75%)	4.83%	10/14/2024	GBP 2,188	3,001,386
Dedalus Finance GmbH (Germany), Term Loan (3 mo. EURIBOR + 3.75%)	3.75%	05/04/2027	EUR 1,549	1,830,946
Delta Topco, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027	117	116,817
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.00%	12/01/2028	637	645,602
Devoteam (Castillon S.A.S. - Bidco) (France), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	12/09/2027	EUR 1,113	1,322,054
E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	02/04/2028	38	37,518
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024	742	734,123
Forcepoint, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	01/07/2028	1,548	1,553,635
Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	07/01/2024	117	117,067
Second Lien Term Loan (1 mo. USD LIBOR + 6.25%)	7.00%	07/07/2025	372	377,229
Imperva, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	8.75%	01/11/2027	1,615	1,619,937
Infinite Electronics, Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.50%	03/02/2029	552	557,801
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	4.85%	08/28/2027	5,666	5,654,897
Marcel Bidco LLC, Incremental Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	12/31/2027	118	118,358
Mavenir Systems, Inc., Term Loan B(h)	–	08/13/2028	2,229	2,232,993
Maverick Bidco, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(e)	7.50%	04/28/2029	92	92,647
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	05/18/2028	851	851,563
McAfee Enterprise
Second Lien Term Loan(h)	–	05/03/2029	1,138	1,136,820
Term Loan B(h)	–	05/03/2028	4,208	4,202,951
Micro Holding L.P., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	09/13/2024	2,138	2,143,310
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 5.00%)	6.00%	04/29/2026	3,779	3,656,050
Neustar, Inc.
Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	4.50%	08/08/2024	2,971	2,926,426
Term Loan B-5 (3 mo. USD LIBOR + 4.50%)	5.50%	08/08/2024	982	965,251
Oberthur Technologies of America Corp.
Term Loan B (3 mo. EURIBOR + 4.50%)
(Acquired 04/01/2021; Cost $3,397,856)(g)	4.50%	01/09/2026	EUR 2,899	3,436,923
Term Loan B (Acquired 04/01/2021; Cost $1,570,710)(g)(h)	–	01/09/2026	1,587	1,590,543

Optiv, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.25%	01/31/2025	632	622,350
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024	6,490	6,398,505
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	01/02/2025	2,106	2,072,013

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9	Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Electronics & Electrical–(continued)
Project Leopard Holdings, Inc.
Incremental Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024	$2,863	$ 2,878,571
Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024	887	891,471
Quest Software US Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 8.25%)	8.38%	05/16/2026	824	823,778
RealPage, Inc., Term Loan B(h)	–	02/15/2028	724	720,419
Renaissance Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	7.08%	05/29/2026	632	635,398
Riverbed Technology, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 6.00%)
(Acquired 12/31/2020-03/01/2021; Cost $6,424,305)(g)	7.00%	12/31/2025	6,496	5,816,646
PIK Second Lien Term Loan, 4.50% PIK Rate, 7.50% Cash Rate (Acquired 02/06/2019-06/30/2021; Cost $2,123,448)(g)(i)	4.50%	12/31/2026	2,358	1,819,876
Term Loan (3 mo. USD LIBOR + 3.25%) (Acquired 02/05/2021-08/11/2021; Cost $721,770)(g)	4.25%	04/24/2022	737	708,957
Sandvine Corp.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	4.58%	10/31/2025	1,939	1,938,467
Second Lien Term Loan	8.08%	11/02/2026	322	318,469
Skillsoft Corp., Term Loan B(h)	–	07/01/2028	1,824	1,834,449
Ultimate Software Group, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.83%	05/04/2026	117	117,035
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	05/10/2027	117	119,380
Veritas US, Inc.
Term Loan B (3 mo. EURIBOR + 4.75%)	5.75%	09/01/2025	EUR 4,256	5,062,945
Term Loan B(h)	–	09/01/2025	1,210	1,214,761
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)	5.75%	02/18/2027	1,591	1,596,924
				79,352,248

Financial Intermediaries–1.23%
Alter Domus (Participations S.a.r.l.) (Luxembourg), Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	02/17/2028	499	498,550
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	03/15/2028	3,692	3,677,643
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	6.83%	07/20/2026	207	208,624
GEO Group, Inc. (The), Term Loan (3 mo. USD LIBOR + 2.00%)	2.75%	03/22/2024	109	101,720
MoneyGram International, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.50%)	4.75%	07/31/2026	1,149	1,151,551
Stiphout Finance LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/26/2025	223	224,096
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.16%	02/10/2027	836	837,156
TMF Group Holdco B.V. (Netherlands), Incremental Second Lien Term Loan (3 mo. EURIBOR + 6.88%)	6.88%	06/08/2026	EUR 2,518	2,979,631
				9,678,971

Food Products–4.73%
Biscuit Intl (Cookie Acq S.A.S, De Banketgroep Holding) (France), First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2027	EUR 1,475	1,694,239
BrightPet
Delayed Draw Term Loan(e)(f)	0.00%	10/05/2026	1,202	1,207,948
Incremental Term Loan B(e)	7.25%	10/05/2026	4,303	4,324,878
Revolver Loan(e)(f)	0.00%	10/05/2026	865	869,322
Revolver Loan(e)	7.25%	10/05/2026	367	368,324
Revolver Loan(e)(f)	0.00%	10/05/2026	234	235,650
Term Loan B(e)	7.25%	10/05/2026	4,186	4,206,680
H-Food Holdings LLC, Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	6.00%	05/23/2025	294	295,425
Shearer’s Foods LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)(e)	8.75%	09/15/2028	223	223,208
Teasdale Foods, Inc., Term Loan B(e)	7.25%	12/18/2025	16,521	16,351,183
Valeo Foods (Jersey) Ltd. (Ireland)
Term Loan B (3 mo. GBP LIBOR + 5.25%)	5.32%	08/27/2027	GBP 2,813	3,866,903
Term Loan B(h)	–	06/28/2028	EUR 2,963	3,490,672
				37,134,432

Food Service–0.91%
Carlisle FoodService Products, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	03/20/2025	486	476,949

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10	Invesco Dynamic Credit Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Food Service–(continued)
Euro Garages (Netherlands)
Term Loan(h)	–	03/11/2026		$ 584	$ 583,718
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2025	EUR	1,177	1,379,558
Term Loan B (3 mo. GBP LIBOR + 4.75%)	4.83%	02/07/2025	GBP	2,357	3,192,470
Financiere Pax S.A.S., Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	07/01/2026	EUR	1,461	1,524,473
NPC International, Inc., Second Lien Term Loan(j)(k)	8.50%	04/18/2025		344	5,159
					7,162,327

Health Care–8.04%
Acacium Group (United Kingdom), Term Loan (h)	–	05/19/2028	GBP	3,084	4,237,571
athenahealth, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.35%	02/11/2026		676	679,182
Curium BidCo S.a.r.l. (Luxembourg), Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	12/02/2027		1,316	1,317,751
Domus Vi (France), Term Loan (3 mo. EURIBOR + 3.75%)	4.00%	10/31/2026	EUR	624	740,621
Ethypharm (France), Term Loan B(h)	–	04/30/2029	GBP	2,270	3,108,971
Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027		1,227	1,232,480
Gainwell Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/01/2027		1,283	1,288,234
Global Medical Response, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/02/2025		2,693	2,707,955
ImageFirst
Delayed Draw Term Loan(e)(f)	0.00%	04/27/2028		171	170,718
Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	04/27/2028		751	751,161
International SOS L.P., Term Loan B(e)(h)	–	08/06/2028		1,382	1,383,821
IWH UK Midco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/31/2025	EUR	7,484	8,844,982
MB2 Dental Solutions LLC
Delayed Draw Term Loan(e)	5.17%	01/29/2027		2,201	2,168,011
Delayed Draw Term Loan(e)(f)	0.00%	01/29/2027		963	948,475
Term Loan B(e)	7.00%	01/29/2027		8,806	8,672,506
Nemera (Financiere N BidCo) (France), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	01/22/2026	EUR	1,086	1,282,347
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR	867	1,028,282
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR	501	593,980
Nidda Healthcare Holding AG (Germany), Term Loan F (3 mo. GBP LIBOR + 4.50%)	4.57%	08/21/2026	GBP	1,185	1,629,830
PAREXEL International Corp., Term Loan B(h)	–	08/31/2028		1,556	1,557,259
Prophylaxis B.V. (Netherlands)
PIK Term Loan A, 9.75% PIK Rate, 0.50% Cash Rate(e)(i)	9.75%	06/30/2025	EUR	1,533	2,896,387
Term Loan B (3 mo. EURIBOR + 4.50%)(e)	4.50%	06/30/2025	EUR	6,739	7,877,358
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	10/15/2027		2,360	2,376,609
TTF Holdings LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(e)	4.75%	03/25/2028		767	767,199
Unified Womens Healthcare L.P., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	12/17/2027		2,585	2,590,883
Waystar, Term Loan B(h)	–	10/23/2026		810	809,349
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	01/15/2028		1,006	1,005,334
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.00%	01/15/2029		431	431,776
WP CityMD Bidco LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	08/13/2026		16	16,486
					63,115,518

Home Furnishings–2.08%
Hilding Anders AB (Sweden)
PIK Term Loan B, 0.75% PIK Rate, 5.00% Cash Rate(i)(j)	0.75%	11/29/2024	EUR	8,979	8,900,452
Term Loan(e)(h)(j)(k)	12.00%	06/30/2025	EUR	5,440	64,235
Mattress Holding Corp., Term Loan (1 mo. USD LIBOR + 5.25%)
(Acquired 11/24/2020; Cost $2,246,962)(g)	6.25%	11/24/2027		2,300	2,344,759
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		1,288	1,303,641
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		3,217	3,074,093
VC GB Holdings, Inc., Second Lien Term Loan(h)	–	07/01/2029		565	570,466
Webster-Stephen Products LLC, Term Loan B(h)	–	10/20/2027		58	57,794
					16,315,440

Industrial Equipment–4.03%
Alliance Laundry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/30/2027		31	31,343

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11	Invesco Dynamic Credit Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Industrial Equipment–(continued)
Brush (United Kingdom)
Term Loan(e)	6.45%	06/09/2028	EUR	4,208	$ 4,844,849
Term Loan A(e)	7.05%	06/09/2028	GBP	3,621	4,853,872
Crosby US Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.75%)	4.84%	06/27/2026		$ 753	753,270
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	12/16/2027		1,219	1,221,519
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan(h)	–	07/19/2024		95	95,279
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	08/05/2028		792	790,536
Second Lien Incremental Term Loan(h)	–	05/21/2029		207	209,311
Kantar (United Kingdom)
Revolver Loan(e)(h)	–	06/04/2026		102	101,343
Revolver Loan(e)(f)	0.00%	06/04/2026		2,398	2,377,770
Term Loan B (3 mo. EURIBOR + 4.75%)	4.25%	12/04/2026	EUR	5,421	6,432,921
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.13%	12/04/2026		1,481	1,480,736
Term Loan B-2(h)	–	12/24/2026		1,384	1,383,572
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)(e)	5.00%	03/08/2025		654	611,406
North American Lifting Holdings, Inc.
Term Loan (1 mo. USD LIBOR + 6.50%)	7.50%	10/16/2024		1,046	1,094,103
Term Loan (1 mo. USD LIBOR + 11.00%)	12.00%	04/16/2025		502	488,234
Robertshaw US Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)	9.00%	02/28/2026		613	535,378
S2P Acquisiton Borrower, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.08%	08/14/2026		940	936,940
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany)
Term Loan B(h)	–	07/30/2027		3,061	3,063,395
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	07/31/2027		304	304,507
					31,610,284

Insurance–1.19%
Acrisure LLC
Term Loan (1 mo. USD LIBOR + 3.50%)	3.61%	01/31/2027		2,267	2,238,669
Term Loan B(h)	–	01/31/2027		1,225	1,214,811
Alliant Holdings Intermediate LLC, Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	4.25%	10/15/2027		2,875	2,880,923
Financiere CEP (France), Term Loan B-1 (3 mo. EURIBOR + 4.00%)	4.00%	06/18/2027	EUR	346	410,072
Sedgwick Claims Management Services, Inc., Term Loan(h)	–	12/31/2025		214	212,121
Sisaho international (France), Term Loan B(h)	–	07/22/2028	EUR	1,977	2,338,428
					9,295,024

Leisure Goods, Activities & Movies–6.92%
AMC Entertainment, Inc., Term Loan B-1 (h)	–	04/22/2026		603	540,080
Carnival Corp., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	06/30/2025		528	526,025
Crown Finance US, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 8.25%)	9.25%	05/23/2024		376	403,687
Term Loan	7.00%	05/23/2024		563	694,931
Term Loan(h)	–	02/28/2025	EUR	59	55,673
Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	02/28/2025		525	411,154
Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	09/20/2026		2,482	1,917,944
CWGS Group LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.25%	06/23/2028		759	753,213
Dorna Sports S.L. (Spain), Term Loan B-2 (3 mo. USD LIBOR + 3.50%)	3.51%	04/12/2024		890	880,296
Eagle Midco Ltd. (United Kingdom), Term Loan (3 mo. GBP LIBOR + 4.75%)	4.82%	03/10/2028	GBP	1,449	1,993,043

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12	Invesco Dynamic Credit Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Invictus Media S.L.U. (Spain)
Revolver Loan (Acquired 04/30/2021; Cost $1,114,029)(e)(g)(k)	1.31%	06/28/2024	EUR	1,079	$ 1,210,580
Second Lien Term Loan (Acquired 05/17/2021-06/28/2021; Cost $2,608,732)(g)(k)	7.50%	12/26/2025	EUR	3,197	2,433,222
Term Loan A-1 (Acquired 07/24/2019-06/28/2021; Cost $2,667,494)(g)(k)	5.25%	06/26/2024	EUR	2,386	2,714,167
Term Loan A-2 (Acquired 07/24/2019-06/28/2021; Cost $649,817)(g)(k)	5.25%	06/26/2024	EUR	582	661,993
Term Loan B-1 (Acquired 05/31/2018-07/28/2021; Cost $3,029,519)(g)(k)	5.75%	06/26/2025	EUR	2,676	3,044,084
Term Loan B-2 (Acquired 05/31/2018-07/28/2021; Cost $1,819,308)(g)(k)	4.75%	06/26/2025	EUR	1,603	1,823,286
Merlin (Motion Finco S.a.r.l. and LLC) (United Kingdom)
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.40%	11/04/2026		$ 350	335,955
Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	3.40%	11/04/2026		46	44,154
Parques Reunidos (Spain)
Incremental Term Loan B-2 (3 mo. EURIBOR + 7.50%)	7.50%	09/16/2026	EUR	9,376	11,124,238
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	09/27/2026	EUR	1,442	1,626,171
Royal Caribbean Cruises
Revolver Loan(f)	0.00%	10/12/2022		379	363,651
Revolver Loan(e)(f)	0.00%	04/05/2024		1,136	1,042,655
Revolver Loan(e)(f)	0.00%	04/12/2024		1,213	1,125,101
Term Loan(h)	–	04/05/2022		1,136	1,100,418
Sabre GLBL, Inc.
Term Loan B-1(h)	–	12/17/2027		1,060	1,054,605
Term Loan B-2(h)	–	12/17/2027		665	661,585
USF S&H Holdco LLC
Delayed Draw Term Loan(e)(f)	0.00%	06/30/2025		1,000	1,000,278
Term Loan A(e)(h)	–	06/30/2025		667	666,853
Term Loan B(e)(h)	–	06/30/2025		11,046	11,046,072
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	06/21/2026	EUR	2,791	3,058,803
					54,313,917

Lodging & Casinos–4.87%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	5.50%	02/02/2026		1,829	1,816,288
Term Loan (1 mo. USD LIBOR + 3.75%)	3.83%	02/01/2026		1,587	1,544,222
Aristocrat Technologies, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024		514	515,868
B&B Hotels S.A.S. (France)
Incremental Term Loan	5.50%	06/30/2026	EUR	2,619	3,072,041
Second Lien Term Loan A-1(h)	–	07/31/2027	EUR	2,217	2,474,612
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR	5,821	6,580,580
Bally’s Corp., Term Loan B(h)	–	07/31/2028		3,900	3,898,308
Caesars Resort Collection LLC, Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.58%	06/30/2025		750	752,686
Everi Payments, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	07/31/2028		163	162,205
Great Canadian Gaming Corp. (Canada), Term Loan B(h)	–	11/01/2026		368	369,117
GVC Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	3.00%	03/16/2027		2,048	2,047,247
HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	09/12/2025	EUR	3,568	3,817,465
Term Loan C	4.50%	09/12/2027	EUR	937	995,721
Term Loan D (3 mo. EURIBOR + 5.50%)	4.96%	09/12/2027	EUR	5,774	6,262,148
Tackle Group S.a.r.l. (Luxembourg)
Revolver Loan(e)(f)	0.00%	03/23/2022	EUR	741	867,750
Term Loan B(h)	–	05/07/2028	EUR	2,587	3,055,429
					38,231,687

Nonferrous Metals & Minerals–1.14%
American Rock Salt Co. LLC
Second Lien Term Loan(e)(h)	–	05/25/2029		96	96,188
Term Loan B(h)	–	05/25/2028		1,102	1,107,713

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13	Invesco Dynamic Credit Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Nonferrous Metals & Minerals–(continued)
Corialis Group Ltd. (United Kingdom), Term Loan B(h)	–	05/24/2028	GBP	678	$ 933,446
Covia Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	07/31/2026		$ 1,493	1,479,249
Form Technologies LLC
Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	07/19/2025		2,598	2,599,091
Term Loan (1 mo. USD LIBOR + 9.25%)(e)	10.25%	10/22/2025		1,142	1,176,639
Kissner Group, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	03/01/2027		1,539	1,543,838
					8,936,164

Oil & Gas–3.27%
Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	05/21/2025		3,523	3,437,745
Fieldwood Energy LLC
DIP Term Loan(e)	3.00%	09/30/2021		264	274,331
DIP Term Loan(e)(f)	0.00%	09/30/2021		2,374	2,468,981
Glass Mountain Pipeline Holdings LLC, Term Loan(k)	5.50%	12/23/2024		1,166	437,227
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	07/02/2023		1,481	1,104,692
Lower Cadence Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.08%	05/22/2026		146	146,130
McDermott International Ltd.
LOC(f)	0.00%	06/30/2024		4,083	3,256,425
LOC(e)	4.14%	06/30/2024		1,801	1,486,060
PIK Term Loan, 3.00% PIK Rate, 1.00% Cash Rate(i)	3.00%	06/30/2025		913	413,866
Term Loan (1 mo. USD LIBOR + 3.00%)(e)	3.08%	06/30/2024		180	117,103
Paragon Offshore Finance Co. (Cayman Islands), Term Loan(e)	0.00%	07/18/2022		10	9,303
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.50%)	7.65%	03/19/2024		7,509	6,886,635
QuarterNorth Energy, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 8.00%) (Acquired 08/03/2021; Cost $5,442,307)(g)	9.00%	03/31/2026		5,552	5,551,642
Southcross Energy Partners L.P., Revolver Loan(e)(f)	0.00%	01/31/2025		78	76,661
					25,666,801

Publishing–2.26%
Adtalem Global Education, Inc., Term Loan B (h)	–	02/12/2028		1,783	1,787,952
Ascend Learning LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	07/12/2024		458	459,381
Cengage Learning, Inc., Term Loan B(h)	–	06/29/2026		5,073	5,095,252
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.63%	08/21/2026		6,173	6,037,627
McGraw-Hill Education, Inc., Term Loan B(h)	–	07/30/2028		4,350	4,326,205
					17,706,417

Radio & Television–0.44%
Diamond Sports Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%) (Acquired 06/23/2021-08/25/2021; Cost $2,322,748)(g)	3.34%	08/24/2026		4,032	2,540,142
E.W. Scripps Co. (The), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	12/15/2027		68	67,757
Gray Television, Inc., Term Loan C (3 mo. USD LIBOR + 2.50%)	2.60%	01/02/2026		17	17,331
iHeartCommunications, Inc., Incremental Term Loan(h)	–	05/01/2026		628	626,535
Nexstar Broadcasting, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	2.60%	09/18/2026		1	600
Univision Communications, Inc., Term Loan C (1 mo. USD LIBOR + 3.25%)	4.00%	03/24/2026		230	229,991
					3,482,356

Retailers (except Food & Drug)–1.36%
Bass Pro Group LLC, Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	02/26/2028		5,335	5,361,295
Claire’s Stores, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	6.58%	12/18/2026		321	311,601
CNT Holdings I Corp. (1-800 Contacts), Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/16/2028		712	725,537
Kirk Beauty One GmbH (Germany)
Term Loan B-1(h)	–	04/08/2026	EUR	535	628,718
Term Loan B-2(h)	–	04/08/2026	EUR	309	362,796
Term Loan B-3(h)	–	04/08/2026	EUR	406	477,157
Term Loan B-4(h)	–	04/08/2026	EUR	944	1,108,723
Term Loan B-5(h)	–	04/08/2026	EUR	211	247,168
PetSmart, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	02/11/2028		70	70,294
Savers, Inc., Term Loan B (1 mo. USD LIBOR + 5.75%)	6.50%	04/21/2028		1,355	1,373,209
					10,666,498

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14	Invesco Dynamic Credit Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Surface Transport–3.02%
American Trailer World Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	03/03/2028		$ 3,931	$ 3,894,296
Daseke Cos., Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/09/2028		508	508,790
Hertz Corp. (The)
Term Loan B(h)	–	06/30/2028		2,122	2,116,355
Term Loan C(h)	–	06/14/2028		173	172,102
Hurtigruten (Norway), Term Loan B (3 mo. EURIBOR + 3.50%)
(Acquired 04/16/2021-05/25/2021; Cost $2,687,523)(g)	4.00%	02/22/2025	EUR	2,370	2,598,930
Odyssey Logistics & Technology Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/12/2024		1,148	1,134,575
Zeus Bidco Ltd. (United Kingdom), Term Loan B (3 mo. USD LIBOR + 7.50%)(e)	7.33%	03/29/2024	GBP	10,551	13,273,745
					23,698,793

Telecommunications–4.44%
Avaya, Inc., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	4.10%	12/15/2027		488	488,380
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	11/30/2027		70	69,918
CCI Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	12/13/2027		632	634,234
Colorado Buyer, Inc.
First Lien Incremental Term Loan	5.00%	05/01/2024		2,488	2,456,950
Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024		7	7,319
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	5.75%	04/20/2027		1,660	1,675,311
Intelsat Jackson Holdings S.A. (Luxembourg)
DIP Term Loan (1 mo. USD LIBOR + 5.50%)(j)	6.50%	07/13/2022		1,457	1,469,866
Term Loan B-3 (1 mo. USD LIBOR + 5.75%)(j)	8.00%	11/27/2023		10,174	10,368,035
Term Loan B-4 (3 mo. USD LIBOR + 6.50%)(j)	8.75%	01/02/2024		1,177	1,201,723
Term Loan B-5(j)	8.63%	01/02/2024		2,181	2,226,604
MLN US HoldCo LLC
First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	4.59%	11/30/2025		3,670	3,347,511
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%)	8.84%	11/30/2026		1,959	1,279,597
MTN Infrastructure TopCo, Inc., Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	11/17/2024		307	306,836
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.86%	12/07/2026		4,182	3,884,985
U.S. TelePacific Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	05/02/2023		1,801	1,641,179
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.25%	09/21/2027		3,664	3,687,729
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.08%	03/09/2027		76	75,002
					34,821,179

Utilities–2.78%
APLP Holdings Ltd. Partnership (Canada), Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/01/2027		1,325	1,329,688
Aria Energy Operating LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	05/27/2022		717	719,405
Centuri Group, Inc., Term Loan B(h)	–	08/18/2028		1,458	1,454,524
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025		3,421	3,062,806
Generation Bridge LLC
Term Loan B(e)(h)	–	09/01/2028		1,404	1,386,409
Term Loan C(e)(h)	–	09/01/2028		29	28,884
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/31/2026		3,492	3,416,726
Heritage Power LLC, Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	07/30/2026		2,958	2,662,046
Lightstone Holdco LLC
Term Loan B (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024		4,311	3,229,773
Term Loan C (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024		243	182,164
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024		2,422	2,250,503
PowerTeam Services LLC, Incremental Term Loan(h)	–	03/06/2025		1,024	1,015,422
Revere Power LLC
Term Loan B (3 mo. USD LIBOR + 4.25%)	4.33%	03/27/2026		741	698,090
Term Loan C (3 mo. USD LIBOR + 4.25%)	4.33%	03/27/2026		81	76,007
USIC Holding, Inc., Second Lien Term Loan(h)	–	05/07/2029		325	328,232
					21,840,679
Total Variable Rate Senior Loan Interests (Cost $866,690,858)					858,722,386

			Shares
Common Stocks & Other Equity Interests–13.24%(l)

Aerospace & Defense–0.64%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-08/18/2014; Cost $239,759)(e)(g)				220	4,994,973

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15	Invesco Dynamic Credit Opportunities Fund

	Shares	Value
Automotive–0.00%
ThermaSys Corp.(e)	980,474	$ 29,414

Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A(e)	2,338	0
Lake at Las Vegas Joint Venture LLC, Class B(e)	28	0
		0

Business Equipment & Services–0.54%
Checkout Holding Corp. (Acquired 02/15/2019; Cost $2,863,607)(g)	8,573	27,148
My Alarm Center LLC, Class A (Acquired 03/09/2021-03/19/2021; Cost $4,038,345)(e)(g)	30,583	4,235,697
		4,262,845

Containers & Glass Products–0.01%
Libbey Glass, Inc. (Acquired 11/13/2020; Cost $52,852)(g)	13,213	54,504
Trivium Packaging Finance B.V.	1	1
		54,505

Drugs–0.02%
Envigo RMS Holding Corp., Class B(e)	12,126	151,817

Financial Intermediaries–0.00%
RJO Holdings Corp.(e)	2,144	2,144
RJO Holdings Corp., Class A(e)	1,142	1,142
RJO Holdings Corp., Class B(e)	3,334	34
		3,320

Health Care–0.00%
Prophylaxis B.V.(e)	1,249	0

Industrial Equipment–0.14%
North American Lifting Holdings, Inc.	56,924	1,085,142

Leisure Goods, Activities & Movies–1.12%
Crown Finance US, Inc. (Acquired 12/09/2020; Cost $0)(g)	173,934	86,088
USF S&H Holdco LLC(e)(m)	11,114	8,684,413
		8,770,501

Lodging & Casinos–0.96%
Bally’s Corp.(n)	134,154	6,739,897
Caesars Entertainment, Inc.(n)	7,897	802,572
		7,542,469

Nonferrous Metals & Minerals–0.19%
Covia Holdings Corp. (Acquired 05/21/2018-11/15/2018; Cost $1,021,343)(g)	148,186	1,472,598

Oil & Gas–3.93%
AF Global, Inc.(e)	409	818
Aquadrill LLC	94,427	3,071,238
California Resources Corp.(n)	141,904	4,857,374
California Resources Corp., Wts., expiring 10/27/2024	1,358	10,321
Fieldwood Energy LLC (Acquired 04/11/2018; Cost $805,095)(g)	36,438	366
Fieldwood Energy LLC (Acquired 04/11/2018; Cost $1,392,345)(g)	9,210	93
Fieldwood Energy LLC, Wts., expiring 08/27/2029(e)	26,541	238,869
Fieldwood Energy LLC, Wts., expiring 08/27/2029(e)	51,116	306,696
HGIM Corp.	11,834	55,229
HGIM Corp., Wts., expiring 07/02/2043	7,505	35,026
McDermott International Ltd.(n)	1,578,203	710,191
NexTier Oilfield Solutions, Inc.(n)	46,442	167,191
Noble Corp.(n)	1,528	37,207
Paragon Offshore Finance Co., Class A(e)	2,560	0
Paragon Offshore Finance Co., Class B(e)	1,280	9,997
QuarterNorth Energy, Inc. (Acquired 06/02/2021-08/27/2021; Cost $6,786,339)(g)	104,769	12,310,358

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

16	Invesco Dynamic Credit Opportunities Fund

			Shares	Value

Oil & Gas–(continued)
QuarterNorth Energy, Inc., Wts., expiring 08/27/2028 (Acquired 08/27/2021; Cost $3,872,447)(g)			58,854	$ 6,856,491
Samson Investment Co., Class A(e)			163,748	982,488
Southcross Energy Partners L.P. (Acquired 07/29/2014-10/29/2020; Cost $749,269)(g)			72,413	3,005
Transocean Ltd.(n)			232,965	829,355
Tribune Resources, Inc.(e)			376,237	348,019
Tribune Resources, Inc., Wts., expiring 04/03/2023(e)			97,410	2,435
				30,832,767

Publishing–0.16%
Clear Channel Outdoor Holdings, Inc.(n)			466,987	1,228,176

Radio & Television–0.63%
iHeartMedia, Inc., Class A(n)			198,273	4,933,032
iHeartMedia, Inc., Class B(e)			42	1,008
				4,934,040

Retailers (except Food & Drug)–0.11%
Claire’s Stores, Inc.			420	96,390
Toys ’R’ Us-Delaware, Inc.(e)			14	34,373
Vivarte S.A.S.(e)			1,181,133	774,713
				905,476

Surface Transport–4.08%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $743,133)(g)			8,956	223,900
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 02/15/2018-07/30/2021; Cost $0)(g)			175,150	55,647
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-07/30/2021; Cost $0)(g)			147,680	62,559
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $781,183)(g)			9,414	235,350
Nobina AB(m)(o)			3,432,135	31,482,296
				32,059,752

Telecommunications–0.00%
Goodman Networks, Inc.(e)(n)			101,108	0

Utilities–0.71%
Bicent Power LLC, Series A, Wts., expiring 08/22/2022 (Acquired 08/21/2012; Cost $0)(e)(g)			2,024	0
Bicent Power LLC, Series B, Wts., expiring 08/22/2022 (Acquired 08/21/2012; Cost $0)(e)(g)			3,283	0
Vistra Corp.			262,754	5,015,974
Vistra Operations Co. LLC, Rts., expiring 12/31/2046			422,054	555,634
				5,571,608
Total Common Stocks & Other Equity Interests (Cost $99,821,560)				103,899,403

	Interest Rate	Maturity Date	Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–9.80%(p)
Building & Development–1.12%
APCOA Parking Holdings GmbH (Germany)(o)	4.63%	01/15/2027	EUR 1,040	1,249,802
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(o)(q)	5.00%	01/15/2027	EUR 1,690	2,022,108
Haya Real Estate S.A. (Spain)(o)	5.25%	11/15/2022	EUR 1,336	1,353,086
Haya Real Estate S.A. (Spain) (3 mo. EURIBOR + 5.13%)(o)(q)	5.13%	11/15/2022	EUR 4,086	4,157,842
				8,782,838

Cable & Satellite Television–0.43%
Altice Finco S.A. (Luxembourg)(o)	4.75%	01/15/2028	EUR 2,932	3,377,312

Chemicals & Plastics–0.48%
Herens Midco S.a.r.l. (Luxembourg)(o)	5.25%	05/15/2029	EUR 3,345	3,808,905

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

17	Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–4.19%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(o)(q)	5.00%	08/01/2024	EUR	6,586	$7,394,445
Garfunkelux Holdco 3 S.A. (Luxembourg)(o)	6.75%	11/01/2025	EUR	4,070	5,041,131
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(o)(q)	6.25%	05/01/2026	EUR	4,278	5,147,249
Newday Bondco PLC (United Kingdom)(o)	7.38%	02/01/2024	GBP	10,895	15,271,727
					32,854,552

Home Furnishings–1.24%
Ideal Standard International S.A. (Belgium)(o)	6.38%	07/30/2026	EUR	1,828	2,105,854
Very Group Funding PLC (The) (United Kingdom)(o)	6.50%	08/01/2026	GBP	5,493	7,626,440
					9,732,294

Industrial Equipment–0.18%
TK Elevator Midco GmbH (Germany) (3 mo. EURIBOR + 4.75%) (Acquired 06/30/2020; Cost $1,327,916)(g)(o)(q)	4.75%	07/15/2027	EUR	1,187	1,420,773

Leisure Goods, Activities & Movies–0.41%
Deuce Finco PLC (United Kingdom) (3 mo. EURIBOR + 4.75%)(o)(q)	4.75%	06/15/2027	EUR	1,247	1,470,003
Deuce Finco PLC (United Kingdom)(o)	5.50%	06/15/2027	GBP	1,247	1,728,106
					3,198,109

Lodging & Casinos–0.80%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%) (Acquired 06/28/2019-06/05/2020; Cost $5,923,435)(g)(o)(q)	5.45%	07/15/2025	GBP	4,783	6,288,344

Oil & Gas–0.01%
Petroleum GEO-Services ASA, (Norway) (Acquired 02/09/2021; Cost $543,683)(e)(g)	5.00%	02/09/2024	NOK	541	62,534

Retailers (except Food & Drug)–0.94%
Douglas GmbH (Germany)(o)	6.00%	04/08/2026	EUR	5,244	6,271,328
Kirk Beauty SUN GmbH (Germany)(i)(o)	8.25%	10/01/2026	EUR	962	1,127,424
					7,398,752
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $77,012,988)					76,924,413

U.S. Dollar Denominated Bonds & Notes–3.82%
Air Transport–0.18%
Mesa Airlines, Inc., Class B(e)	5.75%	07/15/2025		$1,245	1,392,316

Business Equipment & Services–0.12%
Advantage Sales & Marketing, Inc.(o)	6.50%	11/15/2028		877	917,561

Cable & Satellite Television–0.06%
Altice Financing S.A. (Luxembourg) (o)	5.00%	01/15/2028		360	360,230
Altice France S.A. (France)(o)	5.50%	01/15/2028		141	145,230
					505,460

Chemicals & Plastics–0.07%
Herens Holdco S.a.r.l. (Luxembourg)(o)	4.75%	05/15/2028		577	579,787

Electronics & Electrical–0.27%
CommScope, Inc. (o)	4.75%	09/01/2029		578	586,043
Diebold Nixdorf, Inc.(o)	9.38%	07/15/2025		1,380	1,518,000
					2,104,043

Food Products–0.20%
Teasdale Foods, Inc.(e)	16.25%	06/18/2026		1,557	1,540,963

Food Service–0.21%
eG Global Finance PLC (United Kingdom)(o)	6.75%	02/07/2025		1,592	1,637,770

Health Care–0.07%
Global Medical Response, Inc.(o)	6.50%	10/01/2025		531	548,258

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

18	Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–0.84%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy) (o)	7.38%	08/15/2026		$5,735	$5,938,249
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany) (Acquired 06/30/2020; Cost $622,000)(g)(o)	7.63%	07/15/2028		622	674,484
					6,612,733

Leisure Goods, Activities & Movies–0.10%
AMC Entertainment Holdings, Inc.(o)	10.50%	04/15/2025		703	754,846

Nonferrous Metals & Minerals–0.18%
SCIH Salt Holdings, Inc.(o)	4.88%	05/01/2028		1,390	1,401,884

Publishing–0.45%
Mav Acquisition Corp.(o)	5.75%	08/01/2028		3,536	3,527,514

Radio & Television–0.38%
Diamond Sports Group LLC/Diamond Sports Finance Co.(g)(o)	5.38%	08/15/2026		4,418	2,940,400

Telecommunications–0.63%
Avaya, Inc. (o)	6.13%	09/15/2028		1,873	1,978,356
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom)(o)	6.75%	10/01/2026		626	650,258
Consolidated Communications, Inc.(o)	6.50%	10/01/2028		486	532,170
Windstream Escrow LLC/Windstream Escrow Finance Corp.(o)	7.75%	08/15/2028		1,758	1,818,449
					4,979,233

Utilities–0.06%
Artera Services LLC(o)	9.03%	12/04/2025		464	507,500
Total U.S. Dollar Denominated Bonds & Notes (Cost $29,147,959)					29,950,268

Asset-Backed Securities–1.63%
Structured Products–1.63%
Adagio V CLO DAC, Series V-X, Class E-R (Ireland) (3 mo. EURIBOR + 5.15%) (o)(q)	5.15%	10/15/2031	EUR	263	305,129
Avoca CLO XXI DAC, Series 21A, Class E (Ireland) (3 mo. EURIBOR + 5.10%)(o)(q)	5.10%	04/15/2033	EUR	2,000	2,262,919
Babson Euro CLO B.V., Series 2021-1A, Class E (Ireland) (3 mo. EURIBOR + 7.05%)(o)(q)	7.05%	04/24/2034	EUR	1,023	1,206,687
Bosphorus CLO VI DAC, Series 6A, Class E (Ireland) (3 mo. EUIRBOR + 5.80%)(o)(q)	5.80%	05/25/2034	EUR	2,000	2,293,031
CVC Cordatus Loan Fund XIV DAC, Series 14X, Class E (Ireland) (3 mo. EURIBOR + 5.90%)(o)(q)	5.90%	05/22/2032	EUR	2,225	2,640,566
Jubilee CLO, Series 2018-21, Class E (Netherlands) (3 mo. EURIBOR + 6.07%)(o)(q)	6.07%	04/15/2035	EUR	2,041	2,397,767
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class DR (3 mo. USD LIBOR + 4.75%)(o)(q)	4.88%	10/25/2028		1,694	1,686,280
Total Asset-Backed Securities (Cost $12,497,667)					12,792,379

			Shares

Preferred Stocks–0.70%(l)
Automotive–0.00%
ThermaSys Corp., Series A, Pfd.(e)				208,860	6,266

Containers & Glass Products–0.05%
Libbey Glass, Inc., Pfd. (Acquired 11/13/2020; Cost $322,313)(e)(g)				3,955	407,340

Financial Intermediaries–0.00%
RJO Holdings Corp., Series A-2, Pfd.(e)				649	3,245

Oil & Gas–0.12%
McDermott International Ltd., Pfd.(e)				1,017,283	661,234
Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-05/09/2019; Cost $285,287)(e)(g)				288,393	154,290
Southcross Energy Partners L.P., Series B, Pfd. (Acquired 01/31/2020; Cost $0)(e)(g)				76,114	154,132
					969,656

Surface Transport–0.53%
Commercial Barge Line Co., Series A, Pfd. (Acquired 02/15/2018-02/06/2020; Cost $1,659,232)(g)				33,324	888,634
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $1,744,101)(g)				35,030	934,128

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

19	Invesco Dynamic Credit Opportunities Fund

	Shares	Value
Surface Transport–(continued)
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $978,436)(g)	42,058	$1,356,370
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $687,140)(g)	29,536	952,536
		4,131,668

Telecommunications–0.00%
Goodman Networks, Inc., Series A-1, Pfd.(e)	120,295	0
Total Preferred Stocks (Cost $5,896,374)		5,518,175
TOTAL INVESTMENTS IN SECURITIES–138.62% (Cost $1,091,067,406)		1,087,807,024
BORROWINGS–(30.07)%		(236,000,000)
OTHER ASSETS LESS LIABILITIES–(8.55)%		(67,056,632)
NET ASSETS–100.00%		$784,750,392

Investment Abbreviations:

DAC	– Designated Activity Co.
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NOK	– Norwegian Krone
Pfd.	– Preferred
PIK	– Pay-in-Kind
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants

Notes to Consolidated Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.
(g)	Restricted security. The aggregate value of these securities at August 31, 2021 was $93,100,459, which represented 11.86% of the Fund’s Net Assets.
(h)	This variable rate interest will settle after August 31, 2021, at which time the interest rate will be determined.
(i)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(j)	The borrower has filed for protection in federal bankruptcy court.
(k)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2021 was $12,393,953, which represented 1.58% of the Fund’s Net Assets.

(l)	Securities acquired through the restructuring of senior loans.
(m)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2021.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value
	February 28, 2021	at Cost	from Sales	Appreciation	Gain	August 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 8,449,079	$145,888,463	$(154,337,542)	$-	$-	$-	$ 1,551
Invesco Treasury Portfolio, Institutional Class	5,632,719	97,258,975	(102,891,694)	-	-	-	368
Investments in Other Affiliates:
Nobina AB	26,474,819	-	-	5,007,477	-	31,482,296	1,330,802
USF S&H Holdco LLC	6,550,710	8	-	2,133,695	-	8,684,413	-
Total	$47,107,327	$243,147,446	$(257,229,236)	$7,141,172	$-	$40,166,709	$1,332,721

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

20	Invesco Dynamic Credit Opportunities Fund

(n)	Non-income producing security.
(o)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2021 was $148,153,543, which represented 18.88% of the Fund’s Net Assets.

(p)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(q)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2021.

The aggregate value of securities considered illiquid at August 31, 2021 was $218,653,738, which represented 27.86% of the Fund’s Net Assets.

Open Forward Foreign Currency Contracts
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty		Deliver		Receive	(Depreciation)
Currency Risk
09/16/2021	Barclays Bank PLC	USD	565,539	SEK	4,926,830	$5,452
10/15/2021	Barclays Bank PLC	USD	712,885	SEK	6,285,956	15,770
09/16/2021	BNP Paribas S.A.	GBP	19,858,133	USD	27,484,085	181,175
09/16/2021	BNP Paribas S.A.	SEK	265,369,246	USD	30,795,708	40,964
09/16/2021	BNP Paribas S.A.	USD	79,918,946	EUR	68,010,973	406,665
09/16/2021	Canadian Imperial Bank of Commerce	GBP	19,878,715	USD	27,506,128	174,920
10/15/2021	Canadian Imperial Bank of Commerce	GBP	17,792,746	USD	24,642,883	178,050
09/16/2021	Citibank N.A.	EUR	66,361,442	USD	78,489,725	112,323
09/16/2021	Citibank N.A.	GBP	21,158,133	USD	29,289,360	199,082
09/16/2021	Goldman Sachs & Co.	EUR	65,370,973	USD	77,224,038	16,447
09/16/2021	Goldman Sachs & Co.	USD	81,068,461	EUR	69,041,442	474,204
09/16/2021	JP Morgan Chase Bank N.A.	USD	510,420	SEK	4,417,157	1,503
10/15/2021	JP Morgan Chase Bank N.A.	USD	1,852,751	EUR	1,582,120	16,915
09/16/2021	Morgan Stanley & Co.	EUR	66,361,442	USD	78,520,252	142,850
09/16/2021	Morgan Stanley & Co.	USD	646,779	SEK	5,606,393	2,970
10/15/2021	Morgan Stanley & Co.	GBP	17,792,746	USD	24,642,537	177,705
09/16/2021	State Street Bank & Trust Co.	EUR	5,000,000	USD	5,914,364	9,023
09/16/2021	State Street Bank & Trust Co.	USD	81,051,201	EUR	69,041,442	491,465
09/16/2021	State Street Bank & Trust Co.	USD	30,319,882	SEK	263,670,339	237,968
10/15/2021	Toronto Dominion Bank	GBP	17,806,618	USD	24,659,933	176,027
09/16/2021	UBS AG	EUR	3,000,000	USD	3,565,881	22,676
09/16/2021	UBS AG	SEK	12,232,129	USD	1,422,031	4,398
10/15/2021	UBS AG	GBP	4,100,000	USD	5,671,227	33,771
10/15/2021	UBS AG	USD	2,245,118	EUR	1,900,000	201
10/15/2021	UBS AG	USD	683,479	SEK	5,946,174	5,789
Subtotal–Appreciation						3,128,313

Currency Risk
10/15/2021	Bank of America, N.A.	USD	354,985	SEK	3,058,033	(505)
10/15/2021	Barclays Bank PLC	EUR	1,412,516	USD	1,661,882	(7,355)
10/15/2021	Barclays Bank PLC	SEK	11,212,785	USD	1,287,685	(12,077)
10/15/2021	BNP Paribas S.A.	EUR	68,010,973	USD	79,965,942	(405,817)
09/16/2021	Canadian Imperial Bank of Commerce	USD	24,572,355	GBP	17,743,104	(177,395)
10/15/2021	Citibank N.A.	SEK	6,116,065	USD	703,679	(5,283)
10/15/2021	Goldman Sachs & Co.	EUR	69,041,442	USD	81,116,238	(473,274)
09/16/2021	JP Morgan Chase Bank N.A.	SEK	4,077,376	USD	470,624	(1,919)
10/15/2021	JP Morgan Chase Bank N.A.	GBP	943,633	USD	1,295,370	(2,115)
09/16/2021	Morgan Stanley & Co.	USD	24,572,001	GBP	17,743,104	(177,040)
09/16/2021	Morgan Stanley & Co.	USD	355,497	SEK	3,058,031	(1,089)
10/15/2021	Morgan Stanley & Co.	EUR	2,400,000	USD	2,835,223	(969)
10/15/2021	Morgan Stanley & Co.	USD	3,025,399	GBP	2,200,000	(423)
10/15/2021	Royal Bank of Canada	EUR	2,297,166	USD	2,693,023	(21,646)
10/15/2021	State Street Bank & Trust Co.	EUR	69,041,442	USD	81,098,909	(490,603)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

21	Invesco Dynamic Credit Opportunities Fund

Open Forward Foreign Currency Contracts
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty		Deliver		Receive	(Depreciation)
10/15/2021	State Street Bank & Trust Co.	SEK	261,291,869	USD	30,052,995	$(235,410)
09/16/2021	Toronto Dominion Bank	USD	24,107,242	GBP	17,408,772	(171,953)
09/16/2021	UBS AG	USD	11,085,304	GBP	8,000,000	(86,119)
10/15/2021	UBS AG	SEK	10,873,005	USD	1,243,940	(16,436)
Subtotal–Depreciation						(2,287,428)
Total Forward Foreign Currency Contracts						$840,885

Abbreviations:

EUR – Euro

GBP – British Pound Sterling

SEK – Swedish Krona

USD – U.S. Dollar

Portfolio Composition†*

By credit quality, based on total investments

as of August 31, 2021

BBB-	1.59%
BB+	0.05
BB	0.79
BB-	3.78
B+	3.07
B	18.32
B-	19.00
CCC+	9.62
CCC	2.13
CCC-	0.50
C	0.22
D	1.37
Non-Rated	31.08
Equity	8.48

†Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

*	Excluding money market fund holdings, if any.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

22	Invesco Dynamic Credit Opportunities Fund

Consolidated Statement of Assets and Liabilities

August 31, 2021

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,083,050,697)	$1,047,640,315
Investments in affiliates, at value (Cost $8,016,709)	40,166,709
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	3,128,313
Cash	36,960,197
Foreign currencies, at value (Cost $6,652,239)	6,632,371
Receivable for:
Investments sold	143,069,079
Dividends	1,513
Interest and fees	11,886,952
Investments matured, at value (Cost $9,943,007)	2,366,842
Investment for trustee deferred compensation and retirement plans	29,455
Other assets	957,048
Total assets	1,292,838,794

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	2,287,428
Payable for:
Borrowings	236,000,000
Investments purchased	221,946,651
Dividends	152,206
Accrued fees to affiliates	91,791
Accrued interest expense	106,830
Accrued trustees’ and officers’ fees and benefits	1,465
Accrued other operating expenses	344,516
Trustee deferred compensation and retirement plans	29,455
Unfunded loan commitments	47,128,060
Total liabilities	508,088,402
Net assets applicable to common shares	$784,750,392

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$891,541,201
Distributable earnings (loss)	(106,790,809)
$784,750,392

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	62,980,141
Net asset value per common share	$12.46
Market value per share	$11.70

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

23	Invesco Dynamic Credit Opportunities Fund

Consolidated Statement of Operations

For the six months ended August 31, 2021

(Unaudited)

Investment income:
Interest	$30,835,358
Dividends from affiliates (net of foreign withholding taxes of $234,847)	1,332,721
Dividends	162,640
Other income	11,705
Total investment income	32,342,424

Expenses:
Advisory fees	6,428,935
Administrative services fees	55,045
Interest, facilities and maintenance fees	2,364,906
Transfer agent fees	15,091
Trustees’ and officers’ fees and benefits	14,845
Registration and filing fees	61,835
Reports to shareholders	115,751
Professional services fees	761,762
Taxes	11,979
Other	14,054
Total expenses	9,844,203
Less: Fees waived	(99)
Net expenses	9,844,104
Net investment income	22,498,320

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	502,131
Foreign currencies	(162,610)
Forward foreign currency contracts	7,670,116
8,009,637
Change in net unrealized appreciation of:
Unaffiliated investment securities	17,739,711
Affiliated investment securities	7,141,172
Foreign currencies	541,613
Forward foreign currency contracts	332,046
25,754,542
Net realized and unrealized gain	33,764,179
Net increase in net assets resulting from operations applicable to common shares	$56,262,499

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

24	Invesco Dynamic Credit Opportunities Fund

Consolidated Statement of Changes in Net Assets

For the six months ended August 31, 2021 and the year ended February 28, 2021

(Unaudited)

	August 31,	February 28,
	2021	2021

Operations:
Net investment income	$22,498,320	$38,957,073

Net realized gain (loss)	8,009,637	(30,223,471)

Change in net unrealized appreciation	25,754,542	27,202,402

Net increase in net assets resulting from operations applicable to common shares	56,262,499	35,936,004

Distributions to shareholders from distributable earnings	(28,341,064)	(46,568,722)

Return of capital applicable to common shares	–	(10,113,405)

Total distributions	(28,341,064)	(56,682,127)

Net increase (decrease) in common shares of beneficial interest	(51,671)	(17,730)

Net increase (decrease) in net assets applicable to common shares	27,869,764	(20,763,853)

Net assets applicable to common shares:
Beginning of period	756,880,628	777,644,481

End of period	$784,750,392	$756,880,628

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

25	Invesco Dynamic Credit Opportunities Fund

Consolidated Statement of Cash Flows

For the six months ended August 31, 2021

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$56,262,499

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(535,060,966)

Proceeds from sales of investments	584,045,057

Purchases of short-term investments, net	(5,439,033)

Amortization of premium on investment securities	(36,591)

Accretion of discount on investment securities	(2,781,386)

Net realized gain from investment securities	(502,131)

Net change in unrealized appreciation on investment securities	(24,880,883)

Net change in unrealized appreciation of forward foreign currency contracts	(332,046)

Change in operating assets and liabilities:

Increase in receivables and other assets	(1,755,753)

Decrease in accrued expenses and other payables	(789,589)

Net cash provided by operating activities	68,729,178

Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(28,339,952)

Decrease in VRDP Shares, at liquidation value	(100,000,000)

Proceeds from borrowings	45,000,000

Disbursements from shares of beneficial interest reacquired	(51,671)

Net cash provided by (used in) financing activities	(83,391,623)

Net decrease in cash and cash equivalents	(14,662,445)

Cash and cash equivalents at beginning of period	58,255,013

Cash and cash equivalents at end of period	$43,592,568

Supplemental disclosure of cash flow information:
Cash paid during the period for taxes	$19,325

Cash paid during the period for interest, facilities and maintenance fees	$2,503,196

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

26	Invesco Dynamic Credit Opportunities Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six Months Ended		Year Ended		Year Ended		Years Ended
	August 31,		February 28,		February 29,		February 28,
	2021		2021		2020		2019		2018		2017
Net asset value per common share, beginning of period	$12.02		$12.35		$12.66		$13.15		$13.25		$11.51
Net investment income(a)	0.36		0.62		0.72		0.61		0.71		0.89
Net gains (losses) on securities (both realized and unrealized)	0.53		(0.05)		(0.21)		(0.19)		0.02		1.73
Total from investment operations	0.89		0.57		0.51		0.42		0.73		2.62
Less:
Dividends paid to common shareholders from net investment income	(0.45)		(0.74)		(0.82)		(0.91)		(0.62)		(0.57)
Return of capital	–		(0.16)		–		–		(0.21)		(0.31)
Total distributions	(0.45)		(0.90)		(0.82)		(0.91)		(0.83)		(0.88)
Net asset value per common share, end of period	$12.46		$12.02		$12.35		$12.66		$13.15		$13.25
Market value per common share, end of period	$11.70		$11.00		$10.83		$11.06		$11.59		$12.40
Total return at net asset value(b)	7.72%		7.11%		4.99%		4.44%		6.33%		24.21%
Total return at market value(c)	10.53%		11.77%		5.39%		3.52%		0.14%		34.20%
Net assets applicable to common shares, end of period (000’s omitted)	$784,750		$756,881		$777,644		$937,973		$974,593		$981,758
Portfolio turnover rate(d)	48%		83%		83%		69%		89%		87%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	2.55	%(e)(f)	2.68	%(f)	3.59	%(f)	3.50	%(f)	3.07	%(f)	2.78	%(f)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.93	%(e)	1.92%		1.99%		1.97%		1.96%		1.94%
Without fee waivers and/or expense reimbursements	2.55	%(e)	2.68%		3.59%		3.50%		3.07%		2.78%
Ratio of net investment income to average net assets	5.81	%(e)	5.66%		5.76%		4.72%		5.45%		6.98%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	N/A		$100,000		$125,000		$125,000		$75,000		$125,000
Asset coverage per $1,000 unit of senior indebtedness(g)	$4,325		$5,486		$4,010		$4,249		$3,725		$4,513
Total borrowings (000’s omitted)	$236,000		$191,000		$300,000		$327,000		$385,000		$315,000
Asset coverage per preferred share(h)	N/A		$856,881		$722,116		$850,378		$1,398,919		$885,323
Liquidating preference per preferred share	N/A		$100,000		$100,000		$100,000		$100,000		$100,000

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)	Includes fee waivers which were less than 0.005% per share.
(g)

Calculated at the fund level by subtracting the Fund’s total liabilities (not including preferred shares, at liquidation value and the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

(h)

Calculated by subtracting the Fund’s total liabilities (not including the preferred shares, at liquidation value) from the Fund’s total assets and dividing by the total number of preferred shares outstanding.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

27	Invesco Dynamic Credit Opportunities Fund

Notes to Consolidated Financial Statements

August 31, 2021

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Dynamic Credit Opportunities Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Fund may participate in direct lending opportunities through its indirect investment in the Invesco Dynamic Credit Opportunities Loan Origination LLC (the “LLC”), a Delaware limited liability company. The Fund owns all beneficial and economic interests in the Invesco Dynamic Credit Opportunities Loan Origination Trust, a Massachusetts Business Trust (the “Loan Origination Trust”), which in turn owns all beneficial and economic interests in the LLC. The Fund may invest up to 25% of its total net assets in the Loan Origination Trust. The accompanying consolidated financial statements reflect the financial position of the Fund and its Loan Origination Trust and the results of operations on a consolidated basis.

The Fund’s investment objective is to seek a high level of current income, with a secondary objective of capital appreciation. The Fund seeks to achieve its objectives by investing primarily in a portfolio of interests in floating or fixed rate senior loans to corporations, partnerships, and other entities which operate in a variety of industries and geographic regions. The Fund borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Fund’s volatility.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.

Security Valuations - Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

28	Invesco Dynamic Credit Opportunities Fund

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Effective October 1, 2020, the Fund has adopted a Managed Distribution Plan (the “Plan”) whereby the Fund will pay a monthly dividend to common shareholders at a stated fixed monthly distribution amount of $0.075 per share as of October 1, 2020. The Plan is intended to provide shareholders with a consistent, but not guaranteed, periodic cash payment from the Fund, regardless of when or whether income is earned or capital gains are realized. If sufficient income is not available for a monthly distribution, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution level under the Plan. The Plan may be amended or terminated at any time by the Board. Prior to October 1, 2020, distributions from net investment income were declared and paid monthly. Distributions from net realized capital gain, if any, were generally declared and paid annually and recorded on the ex-dividend date.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Interest, Facilities and Maintenance Fees - Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Demand Preferred Shares (“VRDP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications - Under the Fund’s organizational documents, each Trustee, officer, employee or other agent of the Fund, and under the LLC’s organizational documents, each member of the LLC and certain affiliated persons, is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or LLC. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Cash and Cash Equivalents - For the purposes of the Consolidated Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net

29	Invesco Dynamic Credit Opportunities Fund

unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

L.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

M.

Industry Focus - To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

N.

Bank Loan Risk - Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

O.

LIBOR Risk - The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

P.

Foreign Risk - The Fund may invest in senior loans to borrowers that are organized or located in countries other than the United States. Investment in non-U.S. issuers involves special risks, including that non-U.S. issuers may be subject to less rigorous accounting and reporting requirements than U.S. issuers, less rigorous regulatory requirements, different legal systems and laws relating to creditors’ rights, the potential inability to enforce legal judgments and the potential for political, social and economic adversity. Investments by the Fund in non-U.S. dollar denominated investments will be subject to currency risk. The Fund also may hold non-U.S. dollar denominated senior loans or other securities received as part of a reorganization or restructuring. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Q.

Leverage Risk - The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

R.

Other Risks - The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

In making a direct loan, the Fund is exposed to the risk that the borrower may default or become insolvent and, consequently, that the Fund will lose money on the loan. Furthermore, direct loans may subject the Fund to liquidity and interest rate risk and certain direct loans may be deemed illiquid. Direct loans are not publicly traded and may not have a secondary market. The lack of a secondary market for direct loans may have an adverse impact on the ability of the Fund to dispose of a direct loan and/or to value the direct loan. When engaging in direct lending, the Fund’s performance may depend, in part, on the ability of the Fund to originate loans on advantageous terms. In originating and purchasing loans, the Fund will compete with a broad spectrum of lenders. Increased competition for, or a decrease in the available supply of, qualifying loans could result in lower yields on such loans, which could adversely affect Fund performance.

30	Invesco Dynamic Credit Opportunities Fund

S.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Fund has entered into an investment advisory agreement with Invesco Advisers, Inc. (“the Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 1.25% of the Fund’s average daily managed assets. Managed assets for this purpose means the Fund’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Fund’s consolidated financial statements for purposes of GAAP.)

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2021, the Adviser waived advisory fees of $99.

The Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2021, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Fund, SSB also serves as the Fund’s custodian.

Certain officers and trustees of the Fund are officers and directors of Invesco.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$ –	$599,258,405	$259,463,981	$ 858,722,386

Common Stocks & Other Equity Interests	25,331,290	57,769,063	20,799,050	103,899,403

Non-U.S. Dollar Denominated Bonds & Notes	–	76,861,879	62,534	76,924,413

U.S. Dollar Denominated Bonds & Notes	–	27,016,989	2,933,279	29,950,268

Asset-Backed Securities	–	12,792,379	–	12,792,379

Preferred Stocks	–	4,131,668	1,386,507	5,518,175

Total Investments in Securities	25,331,290	777,830,383	284,645,351	1,087,807,024

Other Investments - Assets*

Investments Matured	–	1,133,521	1,233,321	2,366,842

Forward Foreign Currency Contracts	–	3,128,313	–	3,128,313

	–	4,261,834	1,233,321	5,495,155

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(2,287,428)	–	(2,287,428)

Total Other Investments	–	1,974,406	1,233,321	3,207,727

Total Investments	$25,331,290	$779,804,789	$285,878,672	$1,091,014,751

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

31	Invesco Dynamic Credit Opportunities Fund

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2021:

						Change in
				Accrued		Unrealized	Transfers	Transfers
	Value	Purchases	Proceeds	Discounts/	Realized	Appreciation	into	out of	Value
	02/28/21	at Cost	from Sales	Premiums	Gain	(Depreciation)	Level 3*	Level 3*	08/31/21
Variable Rate Senior Loan Interests	$208,090,001	$58,559,155	$(24,096,943)	$547,384	$964,886	$1,288,096	$24,666,657	$(10,555,255)	$259,463,981
U.S. Dollar Denominated Bonds & Notes	3,182,330	-	(276,600)	-	-	27,549	-	-	2,933,279
Common Stocks & Other Equity Interests	13,193,366	4,583,910	(1,186,839)	-	480,349	2,658,763	1,076,238	(6,737)	20,799,050
Preferred Stocks	258,788	-	-	-	-	116,703	1,011,016	-	1,386,507
Investments Matured	450,576	684,506	96,292	(4,818)	-	6,765	-	-	1,233,321
Non-U.S. Dollar Denominated Bonds & Notes	-	543,683	-	-	-	(481,149)	-	-	62,534
Total	$225,175,061	$64,371,254	$(25,464,090)	$542,566	$1,445,235	$3,616,727	$26,753,911	$(10,561,992)	$285,878,672

*	Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

				Range of
	Fair Value	Valuation	Unobservable	Unobservable	Unobservable
	at 08/31/21	Technique	Inputs	Inputs	Input Used
Muth Mirror Systems, LLC, Term Loan	$18,487,906	Valuation Service	N/A	N/A	N/A	(a)
Boeing Co., Revolver Loan	17,179,167	Valuation Service	N/A	N/A	N/A	(b)
Teasdale Foods, Inc., Term Loan B	16,351,183	Valuation Service	N/A	N/A	N/A	(a)
Zeus Bidco Ltd., Term Loan B	13,273,745	Valuation Service	N/A	N/A	N/A	(b)
Groundworks LLC, First Lien Incremental Term Loan	13,029,425	Valuation Service	N/A	N/A	N/A	(a)
USF S&H Holdco LLC, Term Loan B	11,046,072	Valuation Service	N/A	N/A	N/A	(a)

(a)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuations are based on certain methods used to determine market yields in order to establish a discount rate of return given market conditions and prevailing lending standards. Future expected cash flows are discounted back to the present value using these discount rates in the discounted cash flow analysis. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.

(b)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The Adviser periodically reviews pricing vendor methodologies and inputs to confirm they are determined using unobservable inputs and have been appropriately classified. Such securities’ fair valuations could change significantly based on changes in unobservable inputs used by the pricing service.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2021:

Value
Derivative Assets	Currency Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$3,128,313

Derivatives not subject to master netting agreements	-

Total Derivative Assets subject to master netting agreements	$3,128,313

Value
Derivative Liabilities	Currency Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(2,287,428)

Derivatives not subject to master netting agreements	-

Total Derivative Liabilities subject to master netting agreements	$(2,287,428)

32	Invesco Dynamic Credit Opportunities Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2021.

	Financial	Financial
	Derivative	Derivative		Collateral
	Assets	Liabilities		(Received)/Pledged
	Forward Foreign	Forward Foreign	Net Value of			Net
Counterparty	Currency Contracts	Currency Contracts	Derivatives	Non-Cash	Cash	Amount

Bank of America, N.A.	$ –	$ (505)	$ (505)	$–	$–	$ (505)

Barclays Bank PLC	21,222	(19,432)	1,790	–	–	1,790

BNP Paribas S.A.	628,804	(405,817)	222,987	–	–	222,987

Canadian Imperial Bank of Commerce	352,970	(177,395)	175,575	–	–	175,575

Citibank N.A.	311,405	(5,283)	306,122	–	–	306,122

Goldman Sachs & Co.	490,651	(473,274)	17,377	–	–	17,377

JP Morgan Chase Bank N.A.	18,418	(4,034)	14,384	–	–	14,384

Morgan Stanley & Co.	323,525	(179,521)	144,004	–	–	144,004

Royal Bank of Canada	–	(21,646)	(21,646)	–	–	(21,646)

State Street Bank & Trust Co.	738,456	(726,013)	12,443	–	–	12,443

Toronto Dominion Bank	176,027	(171,953)	4,074	–	–	4,074

UBS AG	66,835	(102,555)	(35,720)	–	–	(35,720)

Total	$3,128,313	$(2,287,428)	$840,885	$–	$–	$840,885

Effect of Derivative Investments for the six months ended August 31, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Consolidated Statement of Operations

Currency
Risk
Realized Gain:
Forward foreign currency contracts	$7,670,116
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	332,046
Total	$8,002,162

    The table below summarizes the average notional value of derivatives held during the period.

Forward
Foreign Currency
Contracts
Average notional value	$1,059,890,191

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Fund to fund such deferred compensation amounts.

NOTE 6–Cash Balances and Borrowings

The Fund has entered into a $325 million revolving credit and security agreement, which will expire on December 2, 2021. The revolving credit and security agreement is secured by the assets of the Fund.

During the six months ended August 31, 2021, the average daily balance of borrowing under the revolving credit and security agreement was $203,608,696 with an average interest rate of 0.71%. The carrying amount of the Fund’s payable for borrowings as reported on the Consolidated Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Consolidated Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

33	Invesco Dynamic Credit Opportunities Fund

NOTE 7–Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of August 31, 2021. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
Boeing Co.	Revolver Loan	$17,022,371	$156,796
BrightPet	Delayed Draw Term Loan	1,181,188	26,760
BrightPet	Revolver Loan	849,405	19,917
BrightPet	Revolver Loan	331,409	(95,759)
Constant Contact	Delayed Draw Term Loan	757,994	1,222
CV Intermediate Holdco Corp.	Delayed Draw Term Loan	2,731,087	22,740
CV Intermediate Holdco Corp.	Revolver Loan	559,252	4,031
Fieldwood Energy LLC	DIP Term Loan	2,368,768	100,213
Groundworks LLC	Delayed Draw Term Loan	2,182,036	(3,882)
Groundworks LLC	Revolver Loan	512,371	(427)
IAP Worldwide Services, Inc.	Revolver Loan	1,444,403	0
ImageFirst	Delayed Draw Term Loan	169,865	854
Kantar	Revolver Loan	2,122,913	254,857
MB2 Dental Solutions LLC	Delayed Draw Term Loan	947,838	637
McDermott International Ltd.	LOC	4,083,292	(826,867)
Muth Mirror Systems LLC	Revolver Loan	1,672,059	(83,751)
My Alarm Center LLC	Revolver Loan	1,078,870	5,394
NAS, LLC	Revolver Loan	908,861	15,253
Protect America	Revolver Loan	352,484	8,560
Royal Caribbean Cruises	Revolver Loan	356,074	7,576
Royal Caribbean Cruises	Revolver Loan	1,109,938	15,163
Royal Caribbean Cruises	Revolver Loan	1,028,450	14,205
Southcross Energy Partners L.P.	Revolver Loan	78,225	(1,565)
Tackle Group S.a.r.l.	Revolver Loan	807,003	60,747
Thermostat Purchaser III, Inc.	Delayed Draw Term Loan	195,960	1,477
Transtar Industries, Inc.	Delayed Draw Term Loan	1,195,207	6,616
Trident TPI Holdings, Inc.	Delayed Draw Term Loan	80,459	111
USF S&H Holdco LLC	Delayed Draw Term Loan	1,000,278	0
		$47,128,060	$(289,122)

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$8,744,544	$75,120,258	$83,864,802

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2021 was $540,545,430 and $636,677,254, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$82,039,127

Aggregate unrealized (depreciation) of investments	(96,912,500)

Net unrealized appreciation (depreciation) of investments	$(14,873,373)

34	Invesco Dynamic Credit Opportunities Fund

Cost of investments for tax purposes is $1,105,888,124.

NOTE 10–Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six Months Ended	Year Ended
	August 31,	February 28,
	2021	2021

Beginning shares	62,980,141	62,980,141

Tender offer purchase	0	0

Ending shares	62,980,141	62,980,141

The Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 11–Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the six months ended August 31, 2021, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

	Principal
Selling Participant	Amount	Value
Barclays Bank PLC	$4,083,292	$3,256,425

NOTE 12–Variable Rate Demand Preferred Shares

On June 7, 2021, the Fund redeemed all of its outstanding Variable Rate Demand Preferred Shares (“VRDP Shares”) at their liquidation preference.

Dividends paid on the VRDP Shares (which are treated as interest expense for financial reporting purposes) were declared daily and paid monthly. As of June 6, 2021, the dividend rate was equal to the USD LIBOR interest rate plus a spread of 0.15%, which is based on the short-term credit rating assigned to the VRDP Shares by Moody’s Investors Service, Inc. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VRDP Shares during the period ended, March 1, 2021 through June 6, 2021, were $105,908,096 and 0.46%, respectively.

The Fund was subject to certain restrictions relating to the VRDP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions would have precluded the Fund from declaring any distributions to common shareholders or purchasing common shares and/or would have triggered an increased rate which, if not cured, would have caused the mandatory redemption of VRDP Shares at the maximum liquidation preference plus any accumulated but unpaid dividends.

Dividends paid on VRDP Shares are recognized as a component of Interest, facilities and maintenance fees on the Consolidated Statement of Operations.

NOTE 13–Dividends

The Fund declared the following dividends to common shareholders from net investment income subsequent to August 31, 2021:

Declaration Date	Amount per Share	Record Date	Payable Date

September 1, 2021	$0.0750	September 14, 2021	September 30, 2021

October 1, 2021	$0.0750	October 14, 2021	October 29, 2021

NOTE 14–Subsequent Event

The Board of Trustees and shareholders of the Fund approved an Agreement and Plan of Reorganization to reorganize the Fund into a newly created closed-end interval fund. The newly created fund is named Invesco Dynamic Credit Opportunity Fund (the “Interval Fund”).

It is anticipated that the closing of the reorganization will occur on or about November 1, 2021. To facilitate the reorganization, common shares of the Fund will cease operations as of market close on October 28, 2021. On November 1, 2021, shareholders of the Fund’s common shares will receive Class AX shares of the Interval Fund in exchange for their common shares. In addition, the Interval Fund will also offer Class A, Class Y and Class R6 shares. The Interval Fund will be managed with the same investment objective and similar investment strategy as the Fund and will provide liquidity to its shareholders in the form of quarterly repurchase offers.

In connection with the reorganization, the Fund’s managed distribution plan will terminate as of market close on October 28, 2021.

Additionally, the Fund conducted a tender offer for cash of up to twenty percent of the Fund’s outstanding common shares of beneficial interest (12,596,028 shares), which commenced on September 8, 2021 and expired on October 7, 2021 (the “Expiration Date”). Approximately 32,779,030 common shares, or approximately 52.05% of the Fund’s common shares outstanding, were tendered by shareholders through the Expiration Date. The Fund accepted 12,596,028 shares for cash payment at a price equal to $12.24 per share. Following the purchase of the tendered shares, the Fund has approximately 50,384,113 common shares outstanding.

35	Invesco Dynamic Credit Opportunities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of Invesco Dynamic Credit Opportunities Fund (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, managed distribution program, and distribution rates, as well as shareholder relations activities. The Board received a description of Invesco Advisers’ business continuity plan and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

    The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Senior Secured Management, Inc. and Invesco Asset Management Limited currently manage assets of the Fund. The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Credit Suisse Leveraged Loan Index (Index). The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one year period, the second quintile for the three year period and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one and three year periods and above the performance of the Index for the five year period. The Board noted that the Fund’s quality positioning, use of leverage and certain equity positions detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year, as well as initiatives

36	Invesco Dynamic Credit Opportunities Fund

taken to enhance shareholder value including the implementation of a loan origination strategy for the Fund in 2019 and a managed distribution plan in 2020. The Board further noted that on May 7, 2021, the Board approved the reorganization of the Fund into a newly created shell interval fund with the same investment objective and similar investment strategies, and considered potential benefits of such reorganization to Fund shareholders.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the contractual management fee is a legacy fee charged to the Fund under a prior adviser. The Board also noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were each in the fifth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses, which included the Fund’s unique positioning relative to its peers in terms of foreign securities holdings, stressed/distressed debt, non-rated securities, and private debt.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated

Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

    The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

37	Invesco Dynamic Credit Opportunities Fund

DISTRIBUTION NOTICE

September 2021

INVESCO DYNAMIC CREDIT OPPORTUNITIES FUND - Common Shares – Cusip: 46132R104

INVESCO HIGH INCOME TRUST II - Common Shares – Cusip: 46131F101

INVESCO SENIOR INCOME TRUST - Common Shares – Cusip: 46131H107

Form 1099-DIV for the calendar year will report distributions for US federal income tax purposes. Each Fund’s annual report to shareholders will include information regarding the tax character of Fund distributions for the fiscal year. This Notice is sent to comply with certain U.S. Securities and Exchange Commission requirements.

    Effective October 1, 2020, the Board of Invesco Dynamic Credit Opportunities Fund (NYSE: VTA) approved a Managed Distribution Plan (the “VTA Plan”) for the Fund, whereby the Fund pays its monthly dividend to common shareholders at a stated fixed monthly distribution amount of $0.075 per share.

    Effective October 1, 2020, the Board of Invesco Senior Income Trust (NYSE: VVR) approved a Managed Distribution Plan (the “VVR Plan”) for the Fund, whereby the Fund pays its monthly dividend to common shareholders at a stated fixed monthly distribution amount of $0.021 per share.

    Effective August 1, 2018, the Board of Invesco High Income Trust II (NYSE: VLT) approved a Managed Distribution Plan (the “VLT Plan”) for the Fund, whereby the Fund increased its monthly dividend to common shareholders to a stated fixed monthly distribution amount based on a distribution rate of 8.5 percent of the closing market price per share as of August 1, 2018, the date the VLT Plan became effective. The VTA Plan, the VVR Plan and the VLT Plan are collectively referred to herein as the “Plans.”

    The following tables set forth the estimated amounts of the current distribution and the cumulative distributions paid this fiscal year to date from the sources indicated. Shareholders should not draw any conclusions about the Funds’ investment performance from the amount of this distribution or from the terms of the Plans. All amounts are expressed per common share. Each Fund estimates that it has distributed more than its income and net realized capital gains; therefore, a portion of your distribution is estimated to be a return of capital. A return of capital may occur, for example, when some or all of the money that shareholders invested in a Fund is paid back. A return of capital distribution does not necessarily reflect the Funds’ investment performance and should not be confused with “yield” or “income.” The amounts and sources of distributions reported in this 19(a) Notice are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend on each Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. Each Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

	September 2021
	Net Investment Income		Net Realized Capital Gains		Return of Principal (or Other Capital Source)		Total Current Distribution (common share)
Fund	Per Share Amount	% of Current Distribution	Per Share Amount	% of Current Distribution	Per Share Amount	% of Current Distribution
Invesco High Income Trust II	$0.0341	35.37%	$0.0000	0.00%	$0.0623	64.63%	$0.0964
Invesco Dynamic Credit Opportunities Fund	$0.0393	52.40%	$0.0000	0.00%	$0.0357	47.60%	$0.0750
Invesco Senior Income Trust	$0.0210	100.00%	$0.0000	0.00%	$0.0000	0.00%	$0.0210

	CUMULATIVE FISCAL YEAR-TO-DATE (YTD) August 31, 2021*
	Net Investment Income		Net Realized Capital Gains		Return of Principal (or Other Capital Source)		Total FYTD Distribution (common share)
Fund	Per Share Amount	% of 2021 Distribution	Per Share Amount	% of 2021 Distribution	Per Share Amount	% of 2021 Distribution
Invesco High Income Trust II	$0.3944	68.19%	$0.0000	0.00%	$0.1840	31.81%	$0.5784
Invesco Dynamic Credit Opportunities Fund	$0.3329	73.98%	$0.0000	0.00%	$0.1171	26.02%	$0.4500
Invesco Senior Income Trust	$0.1175	93.25%	$0.0000	0.00%	$0.0085	6.75%	$0.1260

*

Form 1099-DIV for the calendar year will report distributions for federal income tax purposes. The final determination of the source and tax characteristics of all distributions in 2021 will be made after the end of the year.

    The monthly distributions are based on estimates and terms of each Fund’s Plan. Monthly distribution amounts may vary from these estimates based on a multitude of factors. Changes in portfolio and market conditions may cause deviations from estimates. These estimates should not be taken as indication of a Fund’s earnings and performance. The actual amounts and its sources may be subject to additional adjustments and will be reported after year end.

    Each Fund’s Performance and Distribution Rate Information disclosed in the table below is based on the Fund’s net asset value per share (NAV). Shareholders should take note of the relationship between the Fiscal Year-to-date Cumulative Total Return with the Fund’s Cumulative Distribution Rate and the Average Annual Total Return with the Fund’s Current Annualized Distribution Rate. Each Fund’s NAV is calculated as the total market value of all the securities and other assets held by the Fund minus the total liabilities, divided by the total number of shares outstanding. NAV performance may be indicative of a Fund’s investment performance. The value of a shareholder’s investment in each Fund is determined by the Fund’s market price, which is based on the supply and demand for the Fund’s shares in the open market.

38	Invesco Dynamic Credit Opportunities Fund

Fund Performance and Distribution Rate Information:

	Fiscal Year-to-date March 1, 2021 to August 31, 2021			Five year period ending August 31, 2021
Fund	FYTD Cumulative Total Return[1]	Cumulative Distribution Rate[2]	Current Annualized Distribution Rate[3]	Average Annual Total Return[4]
Invesco High Income Trust II	3.91%	3.86%	7.73%	6.76%
Invesco Dynamic Credit Opportunities Fund	7.04%	3.64%	7.29%	7.42%
Invesco Senior Income Trust	5.21%	2.70%	5.41%	6.17%

[1]

Fiscal year-to-date Cumulative Total Return assumes reinvestment of distributions. This is calculated as the percentage change in the Fund’s NAV over the fiscal year-to-date time period including distributions paid and reinvested.

[2]

Cumulative Distribution Rate for the Fund’s current fiscal period (March 1, 2021 through August 31, 2021) is calculated as the dollar value of distributions in the fiscal year-to-date period as a percentage of the Fund’s NAV as of August 31, 2021.

[3]	The Current Annualized Distribution Rate is the current fiscal period’s distribution rate annualized as a percentage of the Fund’s NAV as of August 31, 2021.
[4]

Average Annual Total Return represents the compound average of the annual NAV Total Returns of the Fund for the five year period ending August 31, 2021. Annual NAV Total Return is the percentage change in the Fund’s NAV over a year including distributions paid and reinvested.

The Plans will be subject to periodic review by each Fund’s Board, and a Fund’s Board may terminate or amend the terms of its Plan at any time without prior notice to the Fund’s shareholders. The amendment or termination of a Fund’s Plan could have an adverse effect on the market price of such Fund’s common shares.

The amount of dividends paid by each Fund may vary from time to time. Past amounts of dividends are no guarantee of future payment amounts.

Investing involves risk and it is possible to lose money on any investment in the Funds.

For more information, call 1-800-341-2929.

About Invesco Ltd.

Invesco Ltd. is a global independent investment management firm dedicated to delivering an investment experience that helps people get more out of life. Our distinctive investment teams deliver a comprehensive range of active, passive and alternative investment capabilities. With offices in more than 20 countries, Invesco managed $1.5 trillion in assets on behalf of clients worldwide as of August 31, 2021.

For more information, visit www.invesco.com.

Invesco Distributors, Inc. is the US distributor for Invesco Ltd. It is an indirect, wholly owned, subsidiary of Invesco Ltd.

Note: There is no assurance that a closed-end fund will achieve its investment objective. Shares are bought on the secondary market and may trade at a discount or premium to NAV. Regular brokerage commissions apply.

NOT A DEPOSIT | NOT FDIC INSURED | NOT GUARANTEED BY THE BANK | MAY LOSE VALUE | NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

—Invesco—

39	Invesco Dynamic Credit Opportunities Fund

Proxy Results

A Virtual Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Dynamic Credit Opportunities Fund (the “Fund”) was held on September 3, 2021. The Meeting was held for the following purposes:

(1). To approve an Agreement and Plan of Reorganization.

(2). Election of Trustees by Common Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

			Votes
	Matters	Votes For	Withheld

(1).	To approve an Agreement and Plan of Reorganization	38,293,556.59	725,441.00
(2).	Jack M. Fields	53,016,331.59	1,813,179.00
	Martin L. Flanagan	53,045,534.59	1,783,976.00
	Elizabeth Krentzman	53,031,511.59	1,797,999.00
	Robert C. Troccoli	51,661,737.59	3,167,773.00
	James D. Vaughn	51,651,973.59	3,177,537.00

40	Invesco Dynamic Credit Opportunities Fund

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Fund is shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website,sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-22043	VK-CE-DCO-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 21, 2021, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 21, 2021, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

13(c)	Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the Section 19(a) notices to shareholders are attached thereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Dynamic Credit Opportunities Fund

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2021

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2021

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 4, 2021